Financial Instruments and Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities measured at fair value
Total assets	$ 114,557	$ 72,709
Total liabilities		2,089	$ 635
Money market fund
Financial assets and liabilities measured at fair value
Total assets	13,193	8,708
Investment in Motus GI
Financial assets and liabilities measured at fair value
Total assets	69	86
Marketable securities (Corporate and Government debt securities)
Financial assets and liabilities measured at fair value
Total assets	101,295	63,915
Warrant liability.
Financial assets and liabilities measured at fair value
Total liabilities		2,089	635
Level 1
Financial assets and liabilities measured at fair value
Total assets	13,262	8,794
Level 1 | Money market fund
Financial assets and liabilities measured at fair value
Total assets	13,193	8,708
Level 1 | Investment in Motus GI
Financial assets and liabilities measured at fair value
Total assets	69	86
Level 2
Financial assets and liabilities measured at fair value
Total assets	101,295	63,915
Level 2 | Marketable securities (Corporate and Government debt securities)
Financial assets and liabilities measured at fair value
Total assets	$ 101,295	63,915
Level 3
Financial assets and liabilities measured at fair value
Total liabilities		2,089	635
Level 3 | Warrant liability.
Financial assets and liabilities measured at fair value
Total liabilities		$ 2,089	$ 635